Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb. 29, 2012
Registrant Name	Fidelity Commonwealth Trust II
Central Index Key	0001364923
Amendment Flag	false
Document Creation Date	Dec. 11, 2012
Document Effective Date	Dec. 11, 2012
Prospectus Date	Apr. 28, 2012